Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 27, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property Plant and Equipment Assets

Estimated useful lives of the respective property, plant and equipment assets are as follows:

Asset	Useful Life
Buildings	31 years
Building improvements	Economic life of the building improvements
Leasehold improvements	The shorter of the remaining term of the lease or estimated useful life
Machinery and equipment	3–10 years
Office equipment	3 years